OTHER NON-CURRENT ASSETS (Details)		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2021 USD ($) oz	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Deferred consideration from the sale of Sadiola		$ 18,900,000		$ 14,300,000
Advances for the purchase of capital equipment1		44,600,000		9,100,000
Long-term loan receivable		10,700,000		0
Income taxes receivable		27,000,000.0		9,300,000
Royalty interests2		12,800,000		5,600,000
Long-term prepayment		4,000,000.0		4,300,000
Hedge derivatives		34,000,000.0		26,300,000
Non-current non-derivative financial assets		1,800,000		0
Other		5,700,000		4,600,000
Other assets		$ 204,600,000		96,100,000
Number of ounces | oz		375,000
Acquisition of royalty interest		$ 7,150,000
Number of ounces | oz		375,000
Contract term	15 years
Prepayment issued during period			$ 4,900,000
Utilisation of prepayment issued				300,000
Minimum
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Number of ounces | oz		37,500
Number of ounces | oz		37,500
Côté Gold project
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Advances for the purchase of capital equipment1		$ 33,000,000		0
Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments		40,400,000		16,400,000
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments		$ 4,700,000		$ 6,200,000